Note 6 - Warehouse Fund Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Real Estate Disclosure [Text Block]

6.        Warehouse fund assets

During the year ended December 31, 2023, the Company acquired controlling interests in six portfolios of land, buildings and infrastructure located in Europe and the US. The Company sold four of its portfolios during the year to newly established funds, including the assets held at December 31, 2022, without gain or loss. The Company expects to sell the remaining three portfolios to newly established closed-end funds, without gain or loss, during 2024.

As is customary for closed-end funds, the Company typically holds an equity interest of between 1% and 2% in these funds. There was no significant impact on net earnings related to warehouse fund assets in the years ended December 31, 2023, or 2022.

The following table summarizes the warehouse fund assets:

	As at December 31,
	2023	2022
Warehouse fund assets
Warehouse fund assets	$44,492	$45,353
Warehouse fund assets - non-current	$47,536	$-
Total warehouse fund assets	$92,028	$45,353
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$-	$1,353
Liabilities related to warehouse fund assets - non-current	$47,536	$-
Total liabilities related to warehouse fund assets	$47,536	$1,353
Net warehouse fund assets	$44,492	$44,000